Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Nogin, Inc.
Entity Central Index Key	0001841800
Entity Tax Identification Number	86-1370703
Entity Incorporation, State Country Code	DE
Entity Address, Address Line One	1775 Flight Way
Entity Address, Address Line Two	STE 400
Entity Address, City Or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	949
Local Phone Number	222-0209
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	7372
Amendment Description	On September 16, 2022, the registrant filed a Registration Statement on Form S-1 (Registration No. 333- 267449), as amended by Amendment No. 1 filed on October 17, 2022 and Amendment No. 2 filed on November 8, 2022 and subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on November 14, 2022 (as amended, the “Registration Statement”). This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K and certain other information in such Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1775 Flight Way
Entity Address, Address Line Two	STE 400
Entity Address, City Or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	949
Local Phone Number	222-0209
Contact Personnel Name	Michael Bassiri